As filed with the Securities and Exchange Commission on August 17, 2012

 Securities Act Registration No. 333-57548
 Investment Company Act Registration No. 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 28	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 29	[Ö]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 688-8257

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202	Rachel A. Spearo U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
[Ö ]           immediately upon filing pursuant to paragraph (b) of Rule 485.
[   ]           on (date) pursuant to paragraph (b) of Rule 485.
[   ]           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[   ]           on (date) pursuant to paragraph (a)(1) of Rule 485.
[   ]           75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[   ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]
Explanatory Note: This PEA No. 28 hereby incorporates Parts A, B and C from the Fund’s PEA No. 27 on Form N-1A filed July 27, 2012.  This PEA No. 28 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 27.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 17th day of August, 2012.

USA MUTUALS (Registrant)

By:     /s/ Jerry Szilagyi*
Jerry Szilagyi
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to this Registration Statement has been signed below on August 17, 2012 by the following persons in the capacities indicated.

/s/ Jerry Szilagyi* Jerry Szilagyi	President
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee
/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger
               Joseph C. Neuberger
               Trustee and Chairperson
               *   Attorney-in-Fact pursuant to Power of Attorney
               previously filed with Registrant’s Post-Effective Amendment
               No. 24 to its Registration Statement on Form N-1A with the
              SEC on December 7, 2011, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE